UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment	[ ]; Amendment Number:
This Amendment:	[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Delta Lloyd Asset Management N.V.
Address: Amstelplein 6, 1096 BC Amsterdam, The Netherlands
Form 13F File Number: n/a
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the
person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,
and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Stephanie Pirlot
Title: Company Secretary
Phone: +31 20 594 3827
Signature, Place, and Date of Signing:
Stephanie Pirlot	Amsterdam, The Netherlands	24th April 2012
Report Type:
[ ] 13F HOLDINGS REPORT.
[X] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
Delta Lloyd N.V. (028-06611)
Amstelplein 6
1096 BC Amsterdam
The Netherlands